March 31, 2020 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 47.8%
Communication Services - 4.1%
Activision Blizzard, Inc.	4,796	285,266
Alphabet, Inc. - Class A (2)	699	812,203
Alphabet, Inc. - Class C (2)	2,951	3,431,452
AT&T, Inc.	62,090	1,809,924
Cable One, Inc.	8	13,152
Cardlytics, Inc. (2)	42	1,468
CenturyLink, Inc.	8,026	75,926
Cogent Communications Holdings, Inc.	1,956	160,333
Comcast Corp. - Class A	19,897	684,059
Consolidated Communications Holdings, Inc.	2,049	9,323
Cumulus Media, Inc. (2)	115	623
Electronic Arts, Inc. (2)	5,419	542,821
Entravision Communications Corp.	948	1,924
EverQuote, Inc. (2)	19	499
Facebook, Inc. (2)	14,224	2,372,563
Frontier Communications Corp. (2)(3)	4,619	1,755
GCI Liberty, Inc. - Class A (2)	81	4,615
IDT Corp. - Class B (2)	1,859	10,076
Lee Enterprises, Inc. (2)	366	360
Liberty Latin America, Ltd. - Class A (2)	48	505
Liberty Media Corp.-Liberty Formula One (2)	4,317	117,552
Liberty TripAdvisor Holdings, Inc. (2)	4,316	7,769
Marcus Corp./The	1,136	13,996
MDC Partners, Inc. (2)	146	212
National CineMedia, Inc.	955	3,113
Shenandoah Telecommunications Co.	703	34,623
Spok Holdings, Inc.	269	2,876
Take-Two Interactive Software, Inc. (2)	246	29,178
TEGNA, Inc.	1,037	11,262
Telephone and Data Systems, Inc.	4,346	72,839
T-Mobile US, Inc. (2)	15,975	1,340,303
Tribune Publishing Co.	373	3,025
Verizon Communications, Inc.	35,205	1,891,565
Walt Disney Co./The	2,141	206,821

		13,953,981

Consumer Discretionary - 4.8%
Acushnet Holdings Corp.	1,312	33,745
Amazon.com, Inc. (2)	2,684	5,233,048
America's Car-Mart, Inc./TX (2)	4	225
AutoZone, Inc. (2)	117	98,982
Bassett Furniture Industries, Inc. (2)	146	796
Best Buy Co., Inc.	5,503	313,671
Big Lots, Inc.	10	142
Bloomin' Brands, Inc.	4,064	29,017
Booking Holdings, Inc. (2)	106	142,604
Burlington Stores, Inc. (2)	716	113,457
Camping World Holdings, Inc.	491	2,794
Churchill Downs, Inc.	331	34,076
Citi Trends, Inc.	641	5,705
Collectors Universe, Inc.	4	63
Crocs, Inc. (2)	586	9,956
Dana, Inc.	2,321	18,127
Deckers Outdoor Corp. (2)	1,115	149,410
Dollar General Corp.	4,800	724,848
Domino's Pizza, Inc.	395	128,008
eBay, Inc.	19,028	571,982
Everi Holdings, Inc. (2)	132	436
Ford Motor Co.	3,794	18,325
frontdoor, Inc. (2)	73	2,539
Garmin, Ltd.	1,611	120,761
General Motors Co.	27,628	574,110
Gentex Corp.	4,593	101,781
Golden Entertainment, Inc. (2)	207	1,368
Graham Holdings Co.	69	23,541
Home Depot, Inc./The	6,927	1,293,340
KB Home	9,877	178,774
Kirkland's, Inc. (2)	4,523	3,503
Lands' End, Inc. (2)	542	2,894
Lear Corp.	1,384	112,450
Lennar Corp.	4,601	175,758
Lifetime Brands, Inc.	20	113
LKQ Corp. (2)	7,814	160,265
Lowe's Cos., Inc.	1,757	151,190
Lululemon Athletica, Inc. (2)	5,714	1,083,089
M/I Homes, Inc. (2)	180	2,975
Malibu Boats, Inc. (2)	1,324	38,118
MasterCraft Boat Holdings, Inc. (2)	229	1,672
Meritage Homes Corp. (2)	93	3,395
Mohawk Industries, Inc. (2)	134	10,216
Murphy USA, Inc. (2)	401	33,828
NIKE, Inc. - Class B	17,941	1,484,438
Norwegian Cruise Line Holdings, Ltd. (2)	4,880	53,485

NVR, Inc. (2)	86	220,943
Office Depot, Inc.	6,650	10,906
Penn National Gaming, Inc. (2)	2,378	30,082
PetMed Express, Inc.	183	5,267
Planet Fitness, Inc. (2)	2,717	132,318
PulteGroup, Inc.	4,531	101,132
Purple Innovation, Inc. (2)	295	1,676
PVH Corp.	701	26,386
Quotient Technology, Inc. (2)	724	4,706
Ralph Lauren Corp.	329	21,987
Rent-A-Center, Inc./TX	2,638	37,301
Ross Stores, Inc.	10,096	878,049
Rubicon Project, Inc./The (2)	90	500
SeaWorld Entertainment, Inc. (2)	102	1,124
Signet Jewelers, Ltd.	119	768
Sonos, Inc. (2)	451	3,824
Sportsman's Warehouse Holdings, Inc. (2)	892	5,495
Stamps.com, Inc. (2)	78	10,146
Stoneridge, Inc. (2)	686	11,491
Sturm Ruger & Co., Inc.	23	1,171
Tailored Brands, Inc. (3)	901	1,568
Tapestry, Inc.	2,308	29,889
Target Corp.	10,325	959,915
Taylor Morrison Home Corp. (2)	1,957	21,527
Tesla, Inc. (2)	560	293,440
Texas Roadhouse, Inc.	754	31,140
Tile Shop Holdings, Inc.	1,899	1,652
TJX Cos., Inc./The	691	33,037
Toll Brothers, Inc.	355	6,834
TopBuild Corp. (2)	568	40,692
Town Sports International Holdings, Inc. (2)	1,777	889
Tupperware Brands Corp.	2,069	3,352
Twin River Worldwide Holdings, Inc.	333	4,332
Waitr Holdings, Inc. (2)	1,698	2,089
Winnebago Industries, Inc.	171	4,756

		16,183,404

Consumer Staples - 2.8%
Alico, Inc.	96	2,980
Casey's General Stores, Inc.	2,109	279,421
Coca-Cola Co./The	8,093	358,115
Coca-Cola Consolidated, Inc.	79	16,474
Conagra Brands, Inc.	1,488	43,658
Costco Wholesale Corp.	3,857	1,099,746
Darling Ingredients, Inc. (2)	2,309	44,264
Fresh Del Monte Produce, Inc.	183	5,053
General Mills, Inc.	24,126	1,273,129
Hershey Co./The	4,206	557,295
Ingles Markets, Inc.	259	9,365

Kroger Co./The	4,920	148,190
Lamb Weston Holdings, Inc.	3,724	212,640
Molson Coors Beverage Co.	8,313	324,290
Mondelez International, Inc.	8,079	404,596
Oil-Dri Corp. of America	104	3,478
PepsiCo, Inc.	18,708	2,246,831
Performance Food Group Co. (2)	3,747	92,626
Philip Morris International, Inc.	2,242	163,576
Pilgrim's Pride Corp. (2)	1,862	33,739
Procter & Gamble Co./The	1,302	143,220
SpartanNash Co.	1,390	19,905
Sysco Corp.	10,647	485,823
Tyson Foods, Inc.	4,551	263,366
Walmart, Inc.	11,735	1,333,331

		9,565,111

Energy - 1.2%
Amplify Energy Corp.	2,885	1,633
Archrock, Inc.	1,212	4,557
Ardmore Shipping Corp.	2,009	10,547
Baker Hughes Co.	5,650	59,325
Brigham Minerals, Inc.	1,257	10,395
Cabot Oil & Gas Corp.	3,603	61,936
Cactus, Inc.	548	6,357
Chevron Corp.	14,992	1,086,320
CNX Resources Corp. (2)	3,040	16,173
ConocoPhillips	33,717	1,038,484
CONSOL Energy, Inc. (2)	1,261	4,653
DHT Holdings, Inc.	1,989	15,256
Dorian LPG, Ltd. (2)	610	5,313
Dril-Quip, Inc. (2)	303	9,242
EOG Resources, Inc.	140	5,029
EQT Corp.	1,702	12,033
Exterran Corp. (2)	603	2,894
Exxon Mobil Corp.	4,910	186,433
Frank's International NV (2)	5,062	13,111
Gulfport Energy Corp. (2)	2,319	1,031
Hallador Energy Co.	1,603	1,521
HollyFrontier Corp.	1,416	34,706
International Seaways, Inc.	867	20,713
Kinder Morgan, Inc.	17,144	238,644
Marathon Petroleum Corp.	6,068	143,326
NexTier Oilfield Solutions, Inc. (2)	1,321	1,546
Nordic American Tankers, Ltd.	6,186	28,023
ONEOK, Inc.	9,038	197,119
Overseas Shipholding Group, Inc. (2)	876	1,989
Panhandle Oil and Gas, Inc.	45	166
Par Pacific Holdings, Inc. (2)	102	724

PBF Energy, Inc.	2,013	14,252
Peabody Energy Corp.	925	2,683
Phillips 66	725	38,896
Pioneer Natural Resources Co.	1,055	74,008
Renewable Energy Group, Inc. (2)	950	19,504
RigNet, Inc. (2)	86	155
Rosehill Resources, Inc. (2)	856	351
Schlumberger, Ltd.	7,250	97,803
SEACOR Holdings, Inc. (2)	675	18,198
SEACOR Marine Holdings, Inc. (2)	283	1,240
Southwestern Energy Co. (2)	3,501	5,917
Superior Energy Services, Inc. (2)	475	698
Teekay Corp.	1,504	4,753
Teekay Tankers, Ltd.	729	16,213
Valero Energy Corp.	8,782	398,352
World Fuel Services Corp.	1,692	42,605

		3,954,827

Financials - 5.3%
AGNC Investment Corp.	9,480	100,298
Allstate Corp./The	15,517	1,423,374
Ally Financial, Inc.	4,897	70,664
American Equity Investment Life Holding Co.	625	11,750
American Express Co.	3,641	311,706
Artisan Partners Asset Management, Inc.	4,299	92,386
Ashford, Inc. (2)	610	3,508
B Riley Financial, Inc.	218	4,016
Bank of America Corp.	62,540	1,327,724
Berkshire Hathaway, Inc. - Class B (2)	19,166	3,504,120
Brightsphere Investment Group, Inc.	989	6,320
Cannae Holdings, Inc. (2)	2,504	83,859
Capital Bancorp, Inc. (2)	130	1,628
Capital One Financial Corp.	6,303	317,797
Chimera Investment Corp.	6,254	56,911
Cincinnati Financial Corp.	2,473	186,588
Citizens Financial Group, Inc.	15,399	289,655
Civista Bancshares, Inc.	464	6,941
CNO Financial Group, Inc.	2,160	26,762
Cohen & Steers, Inc.	553	25,134
Diamond Hill Investment Group, Inc.	112	10,107
Donegal Group, Inc.	207	3,146
Eaton Vance Corp.	272	8,772
eHealth, Inc. (2)	218	30,699
Employers Holdings, Inc.	3,141	127,242
Esquire Financial Holdings, Inc. (2)	16	241
ESSA Bancorp, Inc.	88	1,201
Essent Group, Ltd.	731	19,255
Farmers National Banc Corp.	1,046	12,165

Federated Hermes, Inc.	125	2,381
FGL Holdings	469	4,596
Fidelity National Financial, Inc.	13,921	346,354
Fifth Third Bancorp	44,786	665,072
First American Financial Corp.	3,502	148,520
First Financial Corp./IN	1,024	34,529
First Guaranty Bancshares, Inc.	33	476
First Merchants Corp.	411	10,887
FirstCash, Inc.	1,321	94,769
FNCB Bancorp, Inc.	298	2,059
Great Ajax Corp.	51	324
GWG Holdings, Inc. (2)	235	2,388
Hallmark Financial Services, Inc. (2)	199	804
Hancock Whitney Corp.	463	9,038
Hanover Insurance Group, Inc./The	2,016	182,609
Hartford Financial Services Group, Inc./The	3,427	120,767
HBT Financial, Inc.	596	6,276
Heartland Financial USA, Inc.	69	2,084
Hilltop Holdings, Inc.	2,928	44,271
HomeStreet, Inc.	567	12,604
Houlihan Lokey, Inc.	440	22,933
Independent Bank Corp./MI	433	5,573
INTL. FCStone, Inc. (2)	1,238	44,890
Invesco Mortgage Capital, Inc.	16,218	55,303
JPMorgan Chase & Co.	32,760	2,949,383
LCNB Corp.	57	718
LPL Financial Holdings, Inc.	1,370	74,569
M&T Bank Corp.	371	38,373
Markel Corp. (2)	169	156,813
MarketAxess Holdings, Inc.	116	38,578
Medley Management, Inc.	1,010	686
MetLife, Inc.	3,472	106,139
MGIC Investment Corp.	14,391	91,383
Mid Penn Bancorp, Inc.	25	506
MMA Capital Holdings, Inc. (2)	26	643
MSCI, Inc.	1,246	360,044
NI Holdings, Inc. (2)	386	5,234
Nicolet Bankshares, Inc. (2)	755	41,208
Northrim BanCorp, Inc.	1,106	29,862
Oak Valley Bancorp	180	2,833
Old Republic International Corp.	1,929	29,417
OneMain Holdings, Inc.	2,410	46,079
Oppenheimer Holdings, Inc.	3,564	70,425
Opus Bank	1,158	20,068
Parke Bancorp, Inc.	149	2,010
PCB Bancorp	38	372
PennyMac Financial Services, Inc.	1,666	36,835
PNC Financial Services Group, Inc./The	14,801	1,416,752
Popular, Inc.	6,378	223,230
ProSight Global, Inc. (2)	328	3,198

Prudential Financial, Inc.	10,632	554,352
Pzena Investment Management, Inc.	3,249	14,491
QCR Holdings, Inc.	266	7,201
Radian Group, Inc.	13,696	177,363
RBB Bancorp	1,515	20,786
Regions Financial Corp.	60,627	543,824
Shore Bancshares, Inc.	113	1,226
Silvercrest Asset Management Group, Inc.	283	2,677
Stewart Information Services Corp.	1,990	53,073
Stifel Financial Corp.	227	9,371
Summit Financial Group, Inc.	273	5,790
SVB Financial Group (2)	453	68,439
Synchrony Financial	19,074	306,901
Triumph Bancorp, Inc. (2)	1,113	28,938
United Community Banks, Inc./GA	373	6,830
Unity Bancorp, Inc.	19	222
Unum Group	1,286	19,303
Virtus Investment Partners, Inc.	21	1,598
Walker & Dunlop, Inc.	1,272	51,223
Watford Holdings, Ltd. (2)	147	2,154
Western Alliance Bancorp	7,941	243,074
WR Berkley Corp.	5,079	264,971

		18,012,641

Healthcare - 9.9%
Abbott Laboratories	7,500	591,825
AbbVie, Inc.	15,648	1,192,221
ACADIA Pharmaceuticals, Inc. (2)	501	21,167
Acceleron Pharma, Inc. (2)	473	42,509
AcelRx Pharmaceuticals, Inc. (2)	3,182	3,755
Addus HomeCare Corp. (2)	8	541
Aduro Biotech, Inc. (2)	1,542	4,225
Adverum Biotechnologies, Inc. (2)	29	283
Affimed NV (2)	1,829	2,890
Agenus, Inc. (2)	2,048	5,018
Agilent Technologies, Inc.	7,087	507,571
Akcea Therapeutics, Inc. (2)	383	5,477
Akebia Therapeutics, Inc. (2)	869	6,587
Alector, Inc. (2)	374	9,025
Alexion Pharmaceuticals, Inc. (2)	5,269	473,104
Alkermes PLC (2)	2,906	41,905
Allergan PLC	4,687	830,068
Alnylam Pharmaceuticals, Inc. (2)	1,314	143,029
Amedisys, Inc. (2)	285	52,309
AmerisourceBergen Corp.	3,662	324,087
Amgen, Inc.	7,719	1,564,873
AMN Healthcare Services, Inc. (2)	165	9,539
Amneal Pharmaceuticals, Inc. (2)	3,042	10,586
Anavex Life Sciences Corp. (2)	114	359

AngioDynamics, Inc. (2)	1,277	13,319
Apellis Pharmaceuticals, Inc. (2)	581	15,565
Aprea Therapeutics, Inc. (2)	368	12,792
Arcus Biosciences, Inc. (2)	490	6,801
Arcutis Biotherapeutics, Inc. (2)	14	417
Ardelyx, Inc. (2)	1,303	7,408
Arena Pharmaceuticals, Inc. (2)	270	11,340
Arrowhead Pharmaceuticals, Inc. (2)	364	10,472
Arvinas, Inc. (2)	1,178	47,473
Assertio Therapeutics, Inc. (2)	2,907	1,890
Athersys, Inc. (2)	18,869	56,607
AtriCure, Inc. (2)	257	8,633
Avantor, Inc. (2)	4,619	57,691
Axsome Therapeutics, Inc. (2)	311	18,296
Baxter International, Inc.	3,109	252,420
BioDelivery Sciences International, Inc. (2)	6,505	24,654
Biogen, Inc. (2)	1,244	393,577
Bio-Rad Laboratories, Inc. (2)	128	44,872
BioSpecifics Technologies Corp. (2)	305	17,254
Bioxcel Therapeutics, Inc. (2)	93	2,079
Bristol-Myers Squibb Co.	22,582	1,258,721
Calithera Biosciences, Inc. (2)	698	3,099
Cardinal Health, Inc.	2,682	128,575
Catalent, Inc. (2)	6,168	320,428
Catalyst Pharmaceuticals, Inc. (2)	2,720	10,472
Celcuity, Inc. (2)	180	1,170
CEL-SCI Corp. (2)	109	1,258
Centogene NV (2)	761	15,220
Cerecor, Inc. (2)	511	1,267
Cerner Corp.	11,664	734,715
Chemed Corp.	597	258,620
ChemoCentryx, Inc. (2)	502	20,170
Chiasma, Inc. (2)	1,072	3,913
Cigna Corp.	1,130	200,213
Coherus Biosciences, Inc. (2)	1,202	19,496
Collegium Pharmaceutical, Inc. (2)	740	12,084
Concert Pharmaceuticals, Inc. (2)	303	2,679
CONMED Corp.	330	18,899
Constellation Pharmaceuticals, Inc. (2)	167	5,249
Corium International Contingent Value Rights (2)(8)	164	0
Cross Country Healthcare, Inc. (2)	421	2,838
Cue Biopharma, Inc. (2)	809	11,480
CVS Health Corp.	8,396	498,135
Cytokinetics, Inc. (2)	20	236
CytomX Therapeutics, Inc. (2)	1,486	11,398
DaVita, Inc. (2)	1,221	92,869
Deciphera Pharmaceuticals, Inc. (2)	126	5,187
Denali Therapeutics, Inc. (2)	413	7,232
DENTSPLY SIRONA, Inc.	2,938	114,083
DexCom, Inc. (2)	602	162,101

Dicerna Pharmaceuticals, Inc. (2)	353	6,485
Edwards Lifesciences Corp. (2)	156	29,425
Elanco Animal Health, Inc. (2)	938	21,002
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	1,792	0
Eli Lilly and Co.	13,509	1,873,968
Emergent BioSolutions, Inc. (2)	1,326	76,722
Encompass Health Corp.	882	56,474
Endo International PLC (2)	3,930	14,541
Enochian Biosciences, Inc. (2)	99	297
Envista Holdings Corp. (2)	444	6,633
Exagen, Inc. (2)	262	4,176
Exelixis, Inc. (2)	5,529	95,209
Fate Therapeutics, Inc. (2)	662	14,703
Fulcrum Therapeutics, Inc. (2)	556	6,639
Gilead Sciences, Inc.	22,116	1,653,392
Globus Medical, Inc. (2)	2,199	93,523
Haemonetics Corp. (2)	311	30,994
Harpoon Therapeutics, Inc. (2)	125	1,448
HCA Healthcare, Inc.	2,308	207,374
Hill-Rom Holdings, Inc.	2,922	293,953
Horizon Therapeutics Plc (2)	1,698	50,295
Humana, Inc.	3,666	1,151,197
ICU Medical, Inc. (2)	39	7,869
IDEXX Laboratories, Inc. (2)	314	76,063
ImmunoGen, Inc. (2)	347	1,183
Incyte Corp. (2)	3,202	234,482
Insmed, Inc. (2)	30	481
Insulet Corp. (2)	632	104,710
Integer Holdings Corp. (2)	340	21,372
Iovance Biotherapeutics, Inc. (2)	1,227	36,730
Jazz Pharmaceuticals PLC (2)	474	47,277
Johnson & Johnson	19,529	2,560,838
Kadmon Holdings, Inc. (2)	3,061	12,826
Karuna Therapeutics, Inc. (2)	29	2,088
Karyopharm Therapeutics, Inc. (2)	830	15,944
Kodiak Sciences, Inc. (2)	230	10,971
Krystal Biotech, Inc. (2)	118	5,102
LHC Group, Inc. (2)	375	52,575
LogicBio Therapeutics, Inc. (2)	38	188
Luminex Corp.	511	14,068
Marinus Pharmaceuticals, Inc. (2)	1,480	3,004
Masimo Corp. (2)	799	141,519
McKesson Corp.	1,055	142,699
Medtronic PLC	21,743	1,960,784
Menlo Therapeutics, Inc. (2)	645	1,729
Merck & Co., Inc.	28,777	2,214,102
Meridian Bioscience, Inc.	734	6,166
Mersana Therapeutics, Inc. (2)	936	5,457
Moderna, Inc. (2)	2,384	71,401
Molecular Templates, Inc. (2)	659	8,758

Momenta Pharmaceuticals, Inc. (2)	1,437	39,086
Morphic Holding, Inc. (2)	29	426
Mylan NV (2)	1,051	15,670
Natera, Inc. (2)	770	22,992
Natus Medical, Inc. (2)	154	3,562
Neon Therapeutics, Inc. (2)	1,229	3,245
Neurocrine Biosciences, Inc. (2)	2,066	178,812
Nevro Corp. (2)	638	63,787
Ocular Therapeutix, Inc. (2)	688	3,406
Odonate Therapeutics, Inc. (2)	299	8,255
Oncocyte Corp. (2)	328	804
Oncternal Therapeutics, Inc. (2)	680	1,992
OPKO Health, Inc. (2)	3,947	5,289
OraSure Technologies, Inc. (2)	379	4,078
Organogenesis Holdings, Inc. (2)	529	1,709
Osmotica Pharmaceuticals PLC (2)	2,064	6,564
Owens & Minor, Inc.	1,109	10,147
Pacira BioSciences, Inc. (2)	909	30,479
Palatin Technologies, Inc. (2)	3,025	1,281
PDL BioPharma, Inc. (2)	4,086	11,523
Perrigo Co. PLC	3,102	149,175
Pfenex, Inc. (2)	388	3,422
Pfizer, Inc.	45,082	1,471,476
Phathom Pharmaceuticals, Inc. (2)	23	594
Phibro Animal Health Corp.	2,032	49,113
PRA Health Sciences, Inc. (2)	1,880	156,115
Principia Biopharma, Inc. (2)	114	6,769
Prothena Corp. PLC (2)	867	9,277
PTC Therapeutics, Inc. (2)	388	17,309
Quest Diagnostics, Inc.	176	14,133
Quidel Corp. (2)	733	71,695
Radius Health, Inc. (2)	864	11,232
Recro Pharma, Inc. (2)	2,000	16,340
Regeneron Pharmaceuticals, Inc. (2)	622	303,716
REGENXBIO, Inc. (2)	166	5,375
Replimune Group, Inc. (2)	182	1,815
ResMed, Inc.	1,665	245,238
resTORbio, Inc. (2)	714	735
Revance Therapeutics, Inc. (2)	390	5,772
Rigel Pharmaceuticals, Inc. (2)	1,715	2,675
Scholar Rock Holding Corp. (2)	729	8,828
SeaSpine Holdings Corp. (2)	91	743
Seattle Genetics, Inc. (2)	1,585	182,877
Select Medical Holdings Corp. (2)	922	13,830
Simulations Plus, Inc.	176	6,146
STERIS PLC	1,462	204,636
Strongbridge Biopharma PLC (2)	2,193	4,145
Stryker Corp.	9,024	1,502,406
Sutro Biopharma, Inc. (2)	258	2,632
Syndax Pharmaceuticals, Inc. (2)	354	3,883

Syneos Health, Inc. (2)	248	9,776
Teladoc Health, Inc. (2)	456	70,685
Tenet Healthcare Corp. (2)	2,302	33,149
TG Therapeutics, Inc. (2)	529	5,205
Thermo Fisher Scientific, Inc.	920	260,912
Twist Bioscience Corp. (2)	214	6,544
United Therapeutics Corp. (2)	1,404	133,134
UnitedHealth Group, Inc.	4,770	1,189,543
Vanda Pharmaceuticals, Inc. (2)	264	2,735
Verrica Pharmaceuticals, Inc. (2)	855	9,345
Vertex Pharmaceuticals, Inc. (2)	2,828	672,923
West Pharmaceutical Services, Inc.	834	126,977
XBiotech, Inc. (2)	630	6,691
Y-mAbs Therapeutics, Inc. (2)	80	2,088
Zimmer Biomet Holdings, Inc.	7,463	754,360
Zoetis, Inc.	11,283	1,327,896

		33,714,328

Industrials - 3.2%
Allison Transmission Holdings, Inc.	10,293	335,655
ArcBest Corp.	576	10,092
Arcosa, Inc.	1,345	53,450
Armstrong World Industries, Inc.	59	4,686
ASGN, Inc. (2)	424	14,976
Atkore International Group, Inc. (2)	61	1,285
AZZ, Inc.	436	12,260
Barrett Business Services, Inc.	141	5,589
BMC Stock Holdings, Inc. (2)	2,229	39,520
Builders FirstSource, Inc. (2)	8,000	97,840
BWX Technologies, Inc.	481	23,430
Carlisle Cos., Inc.	465	58,255
CBIZ, Inc. (2)	295	6,171
Charah Solutions, Inc. (2)	303	518
Comfort Systems USA, Inc.	582	21,272
Copa Holdings SA	567	25,679
Copart, Inc. (2)	6,167	422,563
CoStar Group, Inc. (2)	41	24,076
CSX Corp.	4,987	285,755
Cummins, Inc.	9,448	1,278,503
Curtiss-Wright Corp.	278	25,690
Douglas Dynamics, Inc.	762	27,059
Ducommun, Inc. (2)	49	1,218
Eaton Corp. PLC	1,238	96,180
EMCOR Group, Inc.	2,734	167,649
EnerSys	156	7,725
Exponent, Inc.	460	33,079
Federal Signal Corp.	1,091	29,762
Fortune Brands Home & Security, Inc.	5,086	219,970

FTI Consulting, Inc. (2)	1,595	191,033
Gencor Industries, Inc. (2)	145	1,523
Generac Holdings, Inc. (2)	831	77,424
GMS, Inc. (2)	424	6,670
Graco, Inc.	4,786	233,222
GrafTech International, Ltd.	1,909	15,501
Great Lakes Dredge & Dock Corp. (2)	556	4,615
Heidrick & Struggles International, Inc.	87	1,958
HNI Corp.	290	7,305
Howmet Aerospace, Inc.	17,165	275,670
Hub Group, Inc. (2)	1,483	67,432
Illinois Tool Works, Inc.	2,420	343,930
ITT, Inc.	3,705	168,059
Jacobs Engineering Group, Inc.	5,303	420,369
JetBlue Airways Corp. (2)	4,564	40,848
Johnson Controls International plc	7,435	200,448
Kansas City Southern	4,727	601,180
Kelly Services, Inc. - Class A	223	2,830
Kimball International, Inc. - Class B	2,578	30,704
Knoll, Inc.	256	2,642
Landstar System, Inc.	85	8,148
LB Foster Co. - Class A (2)	80	989
Lockheed Martin Corp.	4,142	1,403,931
LSC Communications, Inc.	4,516	406
ManpowerGroup, Inc.	2,855	151,286
Masco Corp.	207	7,156
Masonite International Corp. (2)	194	9,205
Matson, Inc.	142	4,348
Maxar Technologies, Inc.	679	7,252
Miller Industries, Inc./TN	1,764	49,886
NL Industries, Inc.	197	587
Norfolk Southern Corp.	5,743	838,478
Northwest Pipe Co. (2)	574	12,772
Oshkosh Corp.	2,933	188,680
PACCAR, Inc.	5,913	361,462
Parker-Hannifin Corp.	558	72,389
Park-Ohio Holdings Corp.	133	2,519
Primoris Services Corp.	1,202	19,112
Quad/Graphics, Inc.	2,827	7,124
Quanta Services, Inc.	1,555	49,340
Regal Beloit Corp.	152	9,568
Rexnord Corp.	7,269	164,788
RR Donnelley & Sons Co.	5,502	5,274
Rush Enterprises, Inc.	169	5,394
Safe Bulkers, Inc. (2)	1,521	1,810
Southwest Airlines Co.	12,876	458,514
SPX Corp. (2)	212	6,920
Steelcase, Inc. - Class A	888	8,765
Teledyne Technologies, Inc. (2)	259	76,993
Tetra Tech, Inc.	270	19,067

Timken Co./The	4,838	156,461
Triton International, Ltd./Bermuda	5,144	133,075
TrueBlue, Inc. (2)	1,691	21,577
Union Pacific Corp.	1,531	215,932
Universal Forest Products, Inc.	431	16,029
Vectrus, Inc. (2)	631	26,130
WESCO International, Inc. (2)	257	5,872
XPO Logistics, Inc. (2)	3,325	162,094

		10,712,603

Information Technology - 12.8%
Adobe, Inc. (2)	6,343	2,018,596
Akamai Technologies, Inc. (2)	1,800	164,682
Alteryx, Inc. (2)	52	4,949
American Software, Inc./GA	251	3,567
Amkor Technology, Inc. (2)	6,551	51,032
Anixter International, Inc. (2)	1,565	137,517
ANSYS, Inc. (2)	276	64,162
Apple, Inc.	28,710	7,300,666
Applied Materials, Inc.	25,046	1,147,608
AstroNova, Inc.	565	4,384
Autodesk, Inc. (2)	2,633	411,011
Avid Technology, Inc. (2)	1,870	12,585
Avnet, Inc.	7,484	187,848
Benchmark Electronics, Inc.	1,112	22,229
Booz Allen Hamilton Holding Corp.	2,698	185,191
Broadcom, Inc.	1,955	463,531
CACI International, Inc. - Class A (2)	813	171,665
Cadence Design Systems, Inc. (2)	6,057	400,004
Calix, Inc. (2)	218	1,543
Cambium Networks Corp. (2)	3,835	21,476
CDK Global, Inc.	5,552	182,383
CDW Corp./DE	2,172	202,582
Cerence, Inc. (2)	420	6,468
Cirrus Logic, Inc. (2)	256	16,801
Cisco Systems, Inc.	21,245	835,141
Citrix Systems, Inc.	3,167	448,289
DocuSign, Inc. (2)	1,934	178,702
DXC Technology Co.	3,765	49,133
Dynatrace, Inc. (2)	5,225	124,564
Enphase Energy, Inc. (2)	941	30,385
Entegris, Inc.	81	3,626
Envestnet, Inc. (2)	149	8,013
Fair Isaac Corp. (2)	392	120,614
Fidelity National Information Services, Inc.	3,146	382,679
Fortinet, Inc. (2)	3,682	372,508
Hackett Group, Inc./The	221	2,811
Hewlett Packard Enterprise Co.	34,659	336,539
HP, Inc.	2,795	48,521

Ichor Holdings, Ltd. (2)	336	6,438
Intel Corp.	36,731	1,987,882
International Business Machines Corp.	4,314	478,552
Intuit, Inc.	5,570	1,281,100
J2 Global, Inc.	896	67,066
Jabil, Inc.	5,256	129,192
KBR, Inc.	2,094	43,304
KLA Corp.	5,957	856,259
Lam Research Corp.	5,146	1,235,040
Leidos Holdings, Inc.	2,706	248,005
Lumentum Holdings, Inc. (2)	912	67,214
Majesco (2)	67	366
Manhattan Associates, Inc. (2)	220	10,960
Mastercard, Inc.	9,378	2,265,350
Maxim Integrated Products, Inc.	1,406	68,346
Methode Electronics, Inc.	1,554	41,072
Micron Technology, Inc. (2)	11,669	490,798
Microsoft Corp.	52,301	8,248,391
MicroStrategy, Inc. (2)	248	29,289
Motorola Solutions, Inc.	3,604	479,044
National Instruments Corp.	702	23,222
NCR Corp. (2)	2,267	40,126
NIC, Inc.	2,750	63,250
NortonLifeLock, Inc.	12,103	226,447
Nuance Communications, Inc. (2)	1,183	19,851
NVIDIA Corp.	4,117	1,085,241
OneSpan, Inc. (2)	881	15,990
Oracle Corp.	36,979	1,787,195
Paycom Software, Inc. (2)	1,187	239,786
Paylocity Holding Corp. (2)	547	48,311
PC Connection, Inc.	352	14,506
Perspecta, Inc.	758	13,826
Photronics, Inc. (2)	2,536	26,019
Progress Software Corp.	2,369	75,808
Qorvo, Inc. (2)	846	68,213
QUALCOMM, Inc.	20,395	1,379,722
Rimini Street, Inc. (2)	430	1,759
RingCentral, Inc. - Class A (2)	1,177	249,418
Sanmina Corp. (2)	1,925	52,514
ScanSource, Inc. (2)	262	5,604
Science Applications International Corp.	62	4,627
ServiceNow, Inc. (2)	73	20,920
Skyworks Solutions, Inc.	1,978	176,794
SMART Global Holdings, Inc. (2)	904	21,967
SPS Commerce, Inc. (2)	970	45,115
SS&C Technologies Holdings, Inc.	6,418	281,237
Sykes Enterprises, Inc. (2)	226	6,129
SYNNEX Corp.	1,138	83,188
Synopsys, Inc. (2)	7,108	915,439
Teradyne, Inc.	3,052	165,327

TESSCO Technologies, Inc.	343	1,677
Texas Instruments, Inc.	16,840	1,682,821
Tyler Technologies, Inc. (2)	230	68,209
Unisys Corp. (2)	434	5,360
Visa, Inc.	1	161
Xerox Holdings Corp.	9,505	180,025
Zebra Technologies Corp. - Class A (2)	770	141,372

		43,394,849

Materials - 0.9%
Air Products and Chemicals, Inc.	502	100,204
Eastman Chemical Co.	2,808	130,797
FMC Corp.	1,010	82,507
Hawkins, Inc.	96	3,418
Huntsman Corp.	1,017	14,675
Innospec, Inc.	176	12,230
Koppers Holdings, Inc. (2)	837	10,354
LyondellBasell Industries NV	13,114	650,848
Newmont Corp.	14,872	673,404
Novagold Resources, Inc. (2)	1,153	8,509
Olympic Steel, Inc.	903	9,346
PPG Industries, Inc.	517	43,221
Ramaco Resources, Inc. (2)	1,061	2,536
Reliance Steel & Aluminum Co.	2,937	257,252
Royal Gold, Inc.	2,971	260,586
RPM International, Inc.	2,638	156,961
Ryerson Holding Corp. (2)	2,706	14,396
Sherwin-Williams Co./The	699	321,204
Steel Dynamics, Inc.	3,757	84,683
Stepan Co.	324	28,661
SunCoke Energy, Inc.	241	928
Trecora Resources (2)	98	583
Tredegar Corp.	1,357	21,210
Trinseo SA	1	18
Valvoline, Inc.	6,186	80,975
Warrior Met Coal, Inc.	1,248	13,254
Westrock Co.	8,210	232,015

		3,214,775

Real Estate Investment Trust - 1.8%
Agree Realty Corp.	569	35,221
American Homes 4 Rent	5,364	124,445
American Tower Corp.	6,135	1,335,896
Apple Hospitality REIT, Inc.	16,234	148,866
Ashford Hospitality Trust, Inc.	6,889	5,092
AvalonBay Communities, Inc.	4,236	623,412

CatchMark Timber Trust, Inc.	529	3,819
CBL & Associates Properties, Inc.	7,569	1,515
Clipper Realty, Inc.	114	591
Colony Capital, Inc.	1,307	2,287
CorePoint Lodging, Inc.	5,217	20,451
Corporate Office Properties Trust	2,554	56,520
Essex Property Trust, Inc.	4,818	1,061,116
eXp World Holdings, Inc. (2)	461	3,900
Farmland Partners, Inc.	432	2,622
Gaming and Leisure Properties, Inc.	7,502	207,880
Getty Realty Corp.	1,105	26,233
Healthcare Realty Trust, Inc.	5,150	143,840
Healthcare Trust of America, Inc. - Class A	6,750	163,890
Highwoods Properties, Inc.	3,028	107,252
Iron Mountain, Inc.	407	9,687
Kilroy Realty Corp.	245	15,607
Lamar Advertising Co.	5,252	269,323
Life Storage, Inc.	701	66,280
LTC Properties, Inc.	1,011	31,240
Maui Land & Pineapple Co., Inc. (2)	66	721
Mid-America Apartment Communities, Inc.	420	43,273
National Health Investors, Inc.	815	40,359
National Storage Affiliates Trust	3,402	100,699
Paramount Group, Inc.	207	1,822
Physicians Realty Trust	4,291	59,817
Piedmont Office Realty Trust, Inc.	3,254	57,466
PS Business Parks, Inc.	1,357	183,901
QTS Realty Trust, Inc.	319	18,505
Regency Centers Corp.	1,871	71,903
Ryman Hospitality Properties, Inc.	32	1,147
Service Properties Trust	8,723	47,104
Simon Property Group, Inc.	18,249	1,001,140
Spirit MTA Reit Liquidating Trust (2)(8)	3,461	0
Tanger Factory Outlet Centers, Inc. (3)	3,685	18,425
Tejon Ranch Co. (2)	154	2,165
Uniti Group, Inc.	866	5,222
Urstadt Biddle Properties, Inc.	2,168	30,569
Xenia Hotels & Resorts, Inc.	5,555	57,217

		6,208,440
Utilities - 1.0%
Alliant Energy Corp.	208	10,044
American States Water Co.	198	16,185
Artesian Resources Corp.	217	8,111
Consolidated Water Co., Ltd.	1,658	27,191
Entergy Corp.	6,445	605,637
Evergy, Inc.	13,154	724,128
FirstEnergy Corp.	14,137	566,470
MDU Resources Group, Inc.	17,527	376,831
MGE Energy, Inc.	156	10,213

NextEra Energy, Inc.		301	72,427
NRG Energy, Inc.		3,561	97,073
PPL Corp.		14,309	353,146
RGC Resources, Inc.		175	5,063
Southern Co./The		10,614	574,642
Spark Energy, Inc. - Class A		128	803
UGI Corp.		963	25,683
Unitil Corp.		1,453	76,021
York Water Co./The		119	5,156

			3,554,824

Total Common Stocks	(Cost	$162,640,000)	162,469,783

Registered Investment Companies - 22.9%
Baird Core Plus Bond Fund - Class I		546,064	6,274,273
Dodge & Cox Income Fund		402,807	5,558,732
DoubleLine Total Return Bond Fund - Class I		378,942	3,963,732
Frost Total Return Bond Fund - Class I		102,137	988,690
Guggenheim Total Return Bond Fund - Class I		112,689	3,132,745
iShares Core U.S. Aggregate Bond ETF (9)		123,824	14,285,575
iShares Short Treasury Bond ETF (9)		48,700	5,406,674
PGIM Total Return Bond Fund - Class R6		418,085	5,811,376
Pioneer Bond Fund - Class Y		421,070	3,852,790
Segall Bryant & Hamill Plus Bond Fund - Class I		410,120	4,363,677
Vanguard Short-Term Bond ETF (9)		122,500	10,067,050
Vanguard Total Bond Market ETF (9)		166,172	14,182,780

Total Registered Investment Companies	(Cost	$76,752,503)	77,888,094

Money Market Registered Investment Companies - 18.9%
Meeder Institutional Prime Money Market Fund, 0.75% (5)		64,195,474	64,137,698
Morgan Stanley Government Institutional Fund, 0.25% (4)		25,198	25,198

Total Money Market Registered Investment Companies	(Cost	$64,209,017)	64,162,896

Bank Obligations - 0.2%
First Merchants Bank Deposit Account, 2.10%, 4/1/2020 (6)		246,411	246,411
Metro City Bank Deposit Account, 1.60%, 4/1/2020 (6)		246,314	246,314
Pacific Mercantile Bank Deposit Account, 1.55%, 4/1/2020 (6)		246,287	246,287

Total Bank Obligations	(Cost	$739,012)	739,012

U.S. Government Obligations - 6.6%
U.S. Treasury Note, 2.25%, due 1/31/2024		7,472,800	8,020,708
U.S. Treasury Note, 2.625%, due 2/15/2029		3,208,800	3,750,536
U.S. Treasury Note, 1.50%, due 8/15/2026		2,453,100	2,604,215
U.S. Treasury Note, 2.25%, due 11/15/2025		5,005,600	5,500,685
U.S. Treasury Note, 2.125%, due 12/31/2022		2,265,700	2,380,578

Total U.S. Government Obligations	(Cost	$20,756,941)	22,256,722

Total Investments - 96.4%	(Cost	$325,097,473)	327,516,507

Other Assets less Liabilities - 3.6%			12,260,000

Total Net Assets - 100.0%			339,776,507

Trustee Deferred Compensation (7)
Meeder Balanced Fund - Retail Class		2,610	27,666
Meeder Dynamic Allocation Fund - Retail Class		6,508	61,696
Meeder Muirfield Fund - Retail Class		3,956	25,595
Meeder Conservative Allocation Fund - Retail Class		765	16,226

Total Trustee Deferred Compensation	(Cost	$140,477)	131,183

Futures Contracts
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	76	6/19/2020	5,925,340	656,213
Mini MSCI Emerging Markets Index Futures	35	6/19/2020	1,475,075	120,015
Russell 2000 Mini Index Futures	(84)	6/19/2020	(4,819,920)	(455,972)
Standard & Poors 500 Mini Futures	(580)	6/19/2020	(74,521,300)	(4,026,533)
E-mini Standard & Poors MidCap 400 Futures	(139)	6/19/2020	(19,985,420)	(1,893,385)

Total Futures Contracts	(692)		(91,926,225)	(5,599,662)

(1)       Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$304,520,773	$(5,599,662)
Level 2 - Other Significant Observable Inputs	22,995,734	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$327,516,507	$(5,599,662)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)       Represents non-income producing securities.

(3)       All or a portion of this security is on loan.

(4)       Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.

(5)       Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.

(6)       Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)       Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)       Fair valued security deemed as Level 3 security.

(9)       Exchange-traded fund.

(10)      Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.